TETON WESTWOOD SMALL CAP EQUITY FUND
TETON WESTWOOD SMALLCAP EQUITY FUND (the “SmallCap Equity Fund”)
Investment Objective
The SmallCap Equity Fund seeks to provide long term capital appreciation by investing primarily in smaller capitalization equity securities.
Fees and Expenses of the SmallCap Equity Fund:
This table describes the fees and expenses that you may pay if you buy and hold shares of the SmallCap Equity Fund. You may qualify for sales charge discounts if you or your family invest, or agree to invest in the future, at least $100,000 in the SmallCap Equity Fund's Class A shares. More information about these and other discounts is available from your financial professional and in the section entitled, "Classes of Shares" of the SmallCap Equity Fund's statutory prospectus and in the section entitled, "Purchase and Redemption of Shares" of the SmallCap Equity Fund's Statement of Additional Information ("SAI").
Shareholder Fees (fees paid directly from your investment):
Shareholder Fees - TETON WESTWOOD SMALL CAP EQUITY FUND		Class AAA Shares	Class A Shares	Class C Shares	Class I Shares	Class T Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		none	4.00%	none	none	2.50%
Maximum Deferred Sales Charge (Load) (as a percentage of redemption or offering price, whichever is lower)		none	none	1.00%	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends		none	none	none	none	none
Redemption Fees	[1]	2.00%	2.00%	2.00%	2.00%	2.00%
Exchange Fee		none	none	none	none	none
[1]	(as a percentage of amount redeemed for shares held 7 days or less) payable to the Fund

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses - TETON WESTWOOD SMALL CAP EQUITY FUND		Class AAA Shares	Class A Shares	Class C Shares	Class I Shares	Class T Shares
Management Fees		1.00%	1.00%	1.00%	1.00%	1.00%
Distribution and Service (Rule 12b-1) Fees		0.25%	0.50%	1.00%	none	0.25%
Other Expenses		0.49%	0.49%	0.49%	0.49%	0.49%
Total Annual Fund Operating Expenses		1.74%	1.99%	2.49%	1.49%	1.74%
Less Fee Waiver and/or Expense Reimbursement	[1]	(0.49%)	(0.49%)	(0.49%)	(0.49%)	(0.49%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[1]	1.25%	1.50%	2.00%	1.00%	1.25%
[1]	Teton Advisors, Inc. (the "Adviser") has contractually agreed to waive its investment advisory fees and/or to reimburse expenses of the SmallCap Equity Fund to the extent necessary to maintain the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding brokerage, acquired fund fees and expenses, interest, taxes, and extraordinary expenses) at no more than 1.25% for Class AAA shares, 1.50% for Class A shares, 2.00% for Class C shares, 1.00% for Class I shares, and 1.25% for Class T shares. Under this same arrangement, the SmallCap Equity Fund will carry forward, for a period not to exceed two years from the date that an amount is waived, any fees in excess of the expense limitation and repay the Adviser such amount provided the SmallCap Equity Fund is able to do so without exceeding the lesser of (1) the expense limit in effect at the time of the waiver or reimbursement, as applicable, or (2) the expense limit in effect at the time of recoupment. The fee waiver and/or expense reimbursement arrangement will continue until at least January 31, 2019, and may not be terminated by the Fund or the Adviser before such time. Thereafter, this arrangement may only be terminated or amended to increase the expense cap as of January 31 of each calendar year, provided that in the case of a termination by the Adviser, the Adviser will provide the Board with written notice of its intention to terminate the arrangement prior to the expiration of its then current term.

Expense Example
This example is intended to help you compare the cost of investing in the SmallCap Equity Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the SmallCap Equity Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the SmallCap Equity Fund’s operating expenses remain the same (taking into account the expense limitation for one year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - TETON WESTWOOD SMALL CAP EQUITY FUND - USD ($)	1 Year	3 Years	5 Years	10 Years
Class AAA Shares	127	500	898	2,011
Class A Shares	547	954	1,386	2,586
Class C Shares	303	729	1,282	2,789
Class I Shares	102	423	767	1,738
Class T Shares	374	738	1,125	2,211

You would pay the following expenses if you did not redeem your shares of the SmallCap Equity Fund:
Expense Example, No Redemption - TETON WESTWOOD SMALL CAP EQUITY FUND - USD ($)	1 Year	3 Years	5 Years	10 Years
Class AAA Shares	127	500	898	2,011
Class A Shares	547	954	1,386	2,586
Class C Shares	203	729	1,282	2,789
Class I Shares	102	423	767	1,738
Class T Shares	374	738	1,125	2,211

Portfolio Turnover
The SmallCap Equity Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the SmallCap Equity Fund’s shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the SmallCap Equity Fund’s performance. During the most recent fiscal year, the SmallCap Equity Fund’s portfolio turnover rate was 38% of the average value of its portfolio.
Principal Investment Strategies
Under normal market conditions, the SmallCap Equity Fund invests at least 80% of its net assets (which includes, for purposes of this test, the amount of any borrowings for investment purposes) in a portfolio of common stocks of smaller companies. The Adviser characterizes small capitalization companies as those companies with a market capitalization (defined as shares outstanding times current market price) between $100 million and $2.5 billion at the time of the SmallCap Equity Fund’s initial investment. The Adviser may change this characterization at any time in the future based upon the market capitalizations of the securities included in the Russell 2000® and Russell 2000 Value Indexes. The Adviser closely monitors the issuers and will sell a stock if the stock achieves its price objective and has limited further potential for a price increase, the forecasted price/earnings ratio exceeds the future forecasted growth rate, and/or the issuer suffers a negative change in its fundamental outlook.

The SmallCap Equity Fund may also invest up to 25% of its total assets in foreign securities and in European Depositary Receipts (“EDRs”) or American Depositary Receipts (“ADRs”), including in those of companies located in emerging markets. The SmallCap Equity Fund may also invest in foreign debt securities.
Principal Risks
You may want to invest in the Fund if:
  you are a long term investor
  you seek growth of capital
  you seek investments in small capitalization growth stocks as part of your overall investment strategy
The SmallCap Equity Fund's share price will fluctuate with changes in the market value of the SmallCap Equity Fund's portfolio securities. Your investment in the SmallCap Equity Fund is not guaranteed; you may lose money by investing in the SmallCap Equity Fund. When you sell SmallCap Equity Fund shares, they may be worth more or less than what you paid for them.

Investing in the SmallCap Equity Fund involves the following risks:
  Equity Market Risk.    The price of equity securities may rise or fall because of changes in the broad market or changes in a company's financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the SmallCap Equity Fund's portfolio or the securities market as a whole, such as changes in economic or political conditions. When the value of the SmallCap Equity Fund's securities goes down, your investment in the SmallCap Equity Fund decreases in value.
  Foreign Securities Risk.    Investments in foreign securities involve risks relating to political, social, and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and foreign issuers and markets are subject. These risks include expropriation, differing accounting and disclosure standards, currency exchange risks, settlement difficulties, market illiquidity, difficulties enforcing legal rights, and greater transaction costs. These risks are more pronounced in the securities of companies located in emerging markets.
  Management Risk.    If the portfolio manager is incorrect in his assessment of the growth prospects of the securities the SmallCap Equity Fund holds, then the value of the SmallCap Equity Fund's shares may decline.
  Small- and Micro-Cap Company Risk.    Although small-cap and micro-cap companies may offer greater potential for capital appreciation than larger companies, investing in securities of small-cap and micro-cap companies may involve greater risks than investing in larger, more established issuers. Small-cap and micro-cap companies generally have limited product lines, markets, and financial resources. Their securities may trade less frequently and in more limited volume than the securities of larger, more established companies. Also, small-cap and micro-cap companies are typically subject to greater changes in earnings and business prospects than larger companies. Consequently, small-cap and micro-cap company stock prices tend to rise and fall in value more than other stocks. The risks of investing in micro-cap stocks and companies are even greater than those of investing in small-cap companies.

Performance
The bar chart and table that follow provide an indication of the risks of investing in the SmallCap Equity Fund by showing changes in the SmallCap Equity Fund’s performance from year to year, and by showing how the SmallCap Equity Fund’s average annual returns for one year, five years, and ten years compared with those of broad based securities market indexes. As with all mutual funds, the SmallCap Equity Fund’s past performance (before and after taxes) does not predict how the SmallCap Equity Fund will perform in the future. Updated information on the SmallCap Equity Fund’s results can be obtained by visiting www.gabelli.com.
TETON WESTWOOD SMALLCAP EQUITY FUND (Total returns for Class AAA Shares for the Years Ended December 31)

During the calendar years shown in the bar chart, the highest return for a quarter was 32.14% (quarter ended June 30, 2009) and the lowest return for a quarter was (32.94)% (quarter ended December 31, 2008).
Average Annual Total Returns (for the years ended December 31, 2017, with maximum sales charge, if applicable)
Average Annual Total Returns - TETON WESTWOOD SMALL CAP EQUITY FUND	Past One Year	Past Five Years	Past Ten Years	Inception Date
Class AAA Shares	15.63%	14.31%	8.54%
Class AAA Shares | Return After Taxes on Distributions	13.29%	12.13%	7.46%
Class AAA Shares | Return After Taxes on Distributions and Sale of Fund Shares	10.70%	11.14%	6.81%
Class A Shares	10.74%	13.09%	7.84%
Class C Shares	13.81%	13.45%	7.74%
Class I Shares	15.90%	14.58%	8.81%	Jan. 11, 2008
Russell 2000 Index (reflects no deduction for fees, expenses or taxes)	14.65%	14.12%	8.71%
Russell 2000 Value Index (reflects no deduction for fees, expenses or taxes)	7.84%	13.01%	8.17%

The returns shown for Class I shares prior to its actual inception date are those of the Class A shares of the SmallCap Equity Fund. No returns are shown for Class T shares since Class T shares were first offered on July 5, 2017, and thus have less than one calendar year of returns. All classes of the SmallCap Equity Fund would have substantially similar annual returns because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the classes do not have the same expenses.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some instances, the “Return After Taxes on Distributions” may be greater than “Return Before Taxes” because the investor is assumed to be able to use the capital loss from the sale of SmallCap Equity Fund shares to offset other taxable gains. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their SmallCap Equity Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts, including Roth IRAs and SEP IRAs, (collectively, “IRAs”).